Segments - Summary of Results by Segment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of operating segments [line items]
Net interest income	£ 2,361	£ 2,148
Non-interest income/(expense)	297	267
Total operating income/(expense)	2,658	2,415
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(1,232)	(1,186)
Credit impairment (charges)/write-backs	(105)	(118)
Provisions for other liabilities and charges	(148)	(118)
Total operating credit impairment charges, provisions and charges	(253)	(236)
Profit before tax	1,173	993
Revenue/(expense) from external customers	2,658	2,415
Inter-segment revenue/(expense)	2,658	2,415
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	258	247
Insurance, protection and investments	24	31
Credit cards	49	46
Non-banking and other fees	69	52
Total fee and commission income	400	376
Fee and commission expense	(252)	(210)
Net fee and commission income	148	166
Customer loans	210,799		£ 219,704
Total assets	284,341		292,243
Assets held for sale	49		49
Customer deposits	190,737		196,476
Total liabilities	269,428		277,532
Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	0	0
Retail Banking
Disclosure of operating segments [line items]
Net interest income	1,873	1,792
Non-interest income/(expense)	85	107
Total operating income/(expense)	1,958	1,899
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(912)	(832)
Credit impairment (charges)/write-backs	(55)	(126)
Provisions for other liabilities and charges	(106)	(101)
Total operating credit impairment charges, provisions and charges	(161)	(227)
Profit before tax	885	840
Revenue/(expense) from external customers	1,884	2,049
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	227	218
Insurance, protection and investments	24	31
Credit cards	49	46
Non-banking and other fees	1	4
Total fee and commission income	301	299
Fee and commission expense	(218)	(193)
Net fee and commission income	83	106
Customer loans	185,904		194,661
Total assets	193,145		203,697
Assets held for sale	0		0
Customer deposits	155,692		161,748
Total liabilities	155,799		161,821
Retail Banking | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	74	(150)
Consumer Finance
Disclosure of operating segments [line items]
Net interest income	79	92
Non-interest income/(expense)	100	101
Total operating income/(expense)	179	193
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(73)	(73)
Credit impairment (charges)/write-backs	(14)	(13)
Provisions for other liabilities and charges	(3)	0
Total operating credit impairment charges, provisions and charges	(17)	(13)
Profit before tax	89	107
Revenue/(expense) from external customers	313	243
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	0	0
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	12	8
Total fee and commission income	12	8
Fee and commission expense	(3)	0
Net fee and commission income	9	8
Customer loans	5,319		5,384
Total assets	10,541		10,371
Assets held for sale	0		0
Customer deposits	0		0
Total liabilities	1,683		1,223
Consumer Finance | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	(134)	(50)
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Net interest income	405	241
Non-interest income/(expense)	67	70
Total operating income/(expense)	472	311
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(170)	(181)
Credit impairment (charges)/write-backs	(36)	20
Provisions for other liabilities and charges	4	(2)
Total operating credit impairment charges, provisions and charges	(32)	18
Profit before tax	270	148
Revenue/(expense) from external customers	364	345
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	31	29
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	53	36
Total fee and commission income	84	65
Fee and commission expense	(26)	(11)
Net fee and commission income	58	54
Customer loans	18,367		18,518
Total assets	18,367		18,518
Assets held for sale	0		0
Customer deposits	23,525		24,798
Total liabilities	23,562		24,473
Corporate & Commercial Banking | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	108	(34)
Corporate Centre
Disclosure of operating segments [line items]
Net interest income	4	23
Non-interest income/(expense)	45	(11)
Total operating income/(expense)	49	12
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(77)	(100)
Credit impairment (charges)/write-backs	0	1
Provisions for other liabilities and charges	(43)	(15)
Total operating credit impairment charges, provisions and charges	(43)	(14)
Profit before tax	(71)	(102)
Revenue/(expense) from external customers	97	(222)
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	0	0
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	3	4
Total fee and commission income	3	4
Fee and commission expense	(5)	(6)
Net fee and commission income	(2)	(2)
Customer loans	1,209		1,141
Total assets	62,288		59,657
Assets held for sale	49		49
Customer deposits	11,520		9,930
Total liabilities	88,384		£ 90,015
Corporate Centre | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	£ (48)	£ 234